Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Derivative financial assets	$ 157,675	$ 68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	33,810	132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	115,600	262,350
Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Derivative financial assets	157,675	68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	33,810	132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	115,600	262,350
Fair Value Measured on Recurring Basis | Level 3
Financial assets at fair value through profit or loss
Derivative financial assets	157,675	68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income	33,810	132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 115,600	$ 262,350